CONTINGENT CONSIDERATION PAYABLE - Schedule of Contingent Consideration Carrying Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Change in fair value of contingent consideration	$ 3,380	$ 0
Adelia
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Beginning balance	3,201	0
Contingent consideration on acquisition		4,258
Milestone achieved	(4,251)	(1,539)
Accretion expense	316	482
Change in fair value of contingent consideration	3,380
Ending balance	$ 2,646	$ 3,201